Fair Value Measurements - Fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 3
Fair Value Measurements
Payment-dependent notes receivable, current		$ 38,124
Payment-dependent notes receivable, noncurrent	$ 13,453	13,735
Payment-dependent notes payable, current		38,124
Payment-dependent notes payable, noncurrent	13,453	13,735
Recurring
Fair Value Measurements
Payment-dependent notes receivable, current	1,153	39,289
Payment-dependent notes receivable, noncurrent	13,453	13,735
Total fair value	38,846	59,074
Payment-dependent notes payable, current	1,153	39,289
Payment-dependent notes payable, noncurrent	13,453	13,735
Warrant liabilities	7,844	1,780
Total liabilities	22,450	54,804
Recurring | Money Market Funds [Member]
Fair Value Measurements
Cash and cash equivalents	24,240	6,050
Recurring | Level 1
Fair Value Measurements
Payment-dependent notes receivable, current	1,153	1,165
Total fair value	25,393	7,215
Payment-dependent notes payable, current	1,153	1,165
Total liabilities	1,153	1,165
Recurring | Level 1 | Money Market Funds [Member]
Fair Value Measurements
Cash and cash equivalents	24,240	6,050
Recurring | Level 3
Fair Value Measurements
Payment-dependent notes receivable, current		38,124
Payment-dependent notes receivable, noncurrent	13,453	13,735
Total fair value	13,453	51,859
Payment-dependent notes payable, current		38,124
Payment-dependent notes payable, noncurrent	13,453	13,735
Warrant liabilities	7,844	1,780
Total liabilities	$ 21,297	$ 53,639